Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy
The following tables presents information about the Company’s assets and liabilities on December 31, 2023 and 2022, that are measured at fair value on a recurring basis:

in thousands	December 31, 2023
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$—	$—	$—	$—

Total financial assets	$—	$—	$—	$—

Liabilities:
Warrants to purchase common stock	$—	$—	$18,554	$18,554
Senior Convertible Notes			63,520	63,520

Total financial liabilities	$—	$—	$82,074	$82,074

	As of December 31, 2022
Description	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market account	$21,909	$—	$—	$21,909
Marketable securities
US Treasury securities	14,713	—	—	14,713
Corporate debt securities	—	16,915	—	16,915
Commercial paper	—	34,698	—	34,698
Asset backed securities	—	2,847	—	2,847

Total financial assets	$36,622	$54,460	$—	$91,082

Liabilities:
Contingent consideration	$—	$—	$33,900	$33,900

Total financial liabilities	$—	$—	$33,900	$33,900

Summary of Available-for-Sale Marketable Securities
The following is a summary of
available-for-sale
marketable securities as of and December 31, 2022:

in thousands	December 31, 2022
Description	Amortized Cost	Gross Unrealized Loss	Fair Value
U.S. Treasury securities	$14,763	$(50)	$14,713
Corporate debt securities	16,972	(57)	16,915
Commercial paper	34,698	—	34,698
Asset backed securities	2,850	(3)	2,847

Total available-for-sale marketable securities	$69,283	$(110)	$69,173

Schedule of Breakdown of the Available-for-Sale Marketable Securities in an Unrealized Loss Position
The following table presents the breakdown of the
available-for-sale
marketable securities in an unrealized loss position as of December 31, 2022.

in thousands	December 31, 2022
	Fair Value	Gross Unrealized Loss
U.S. Treasury securities
Less than 12 months	$14,713	$(50)

Total	$14,713	$(50)

Corporate debt securities
Less than 12 months	$16,915	$(57)

Total	$16,915	$(57)

Commercial paper
Less than 12 months	$34,698	$—

Total	$34,698	$—

Asset backed securities
Less than 12 months	$2,847	$(3)

Total	$2,847	$(3)

Summary of Amortized Cost and Fair Value of Available-for-Sale Securities by Contractual Maturity
The following table presents the fair value and amortized cost of available-for-sale
marketable securities as of December 31, 2022, due in one year:

	December 31, 2022
in thousands	Amortized Cost	Fair Value
Due in 1 year or less	$69,283	$69,173

Summary of the Changes In Fair Value of Financial Instruments
The following table presents a summary of the changes in fair value of the Company’s Level 3 financial instruments:

in thousands	Warrants
Fair value as of December 31, 2022	$—
Recognition of warrants to purchase common stock at fair value	12,025
Loss on change in fair value of warrants	6,529

Fair value as of December 31, 2023	$18,554

in thousands	Senior Convertible Notes
Fair value as of December 31, 2022	$—
Issuance of convertible notes at fair value	41,560
Loss on change in fair value of convertible notes	21,960

Fair value as of December 31, 2023	$63,520

The $6.5 million loss on change in fair value of warrants during the year ended December 31, 2023 includes a $4.5 million gain that should have been recognized in the third quarter of 2023. The Company recorded this gain in the fourth quarter of 2023. The Company does not consider the adjustment material to either of the quarterly periods impacted.

in thousands	Contingent Consideration
Fair value as of December 31, 2022	$33,900
Gain on change in fair value of contingent consideration	(23,900)
Common stock issued in settlement of contingent consideration	(7,133)
Consideration paid on settlement of contingent consideration	(2,551)
Gain on settlement of contingent consideration	(316)

Fair value as of December 31, 2023	$—

in thousands	Contingent Consideration
Fair value as of December 31, 2021	$13,700
Loss on change in fair value of contingent consideration	20,200

Fair value as of December 31, 2022	$33,900

Summary of Range of Inputs To Determine The Fair Value of Contingent Consideration	The following table sets forth the significant assumptions utilized to determine the fair value of contingent consideration as of December 31, 2022:

December 31, 2022
Risk-free interest rate	4.14%
Expected revenue volatility	19.00%
Revenue discount rate	10.00%
Discount rate	7.50%